Finance Lease Liabilities	12 Months Ended
Jun. 30, 2021
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

NOTE 13 – FINANCE LEASE LIABILITIES

Financing lease liabilities as of June 30, 2021 and 2020 consisted of the following:

	As of June 30, 2020	Increase/ (Decrease)	Payment	Exchange Rate Translation	As of June 30, 2021
Company vehicles	$461,728	$-	$(80,531)	$44,178	$425,375
Add: Unrecognized finance expense	47,492	25,509	-	3,392	76,393
Total financing lease liabilities	$509,220	$25,509	$(80,531)	$47,570	$501,768

Analyzed for reporting purposes as:

	As of June 30, 2021	As of June 30, 2020
Long-term portion of finance lease liabilities	$442,670	$457,867
Current maturities of finance lease liabilities	59,098	51,353
Total	$501,768	$509,220

The lease agreement was entered into on September 11, 2017, bears interest at about 4.9% and will be matured on December 31, 2027. For the years ended June 30, 2021 and 2020, the amortization expense of financial lease right-of-use assets were $181,610 and $170,714, respectively. For the years ended June 30, 2021, 2020 and 2019, the interest expense for financial lease were $25,509, $26,447 and $22,021, respectively.

Maturity analysis of financial lease liabilities as of June 30, 2021 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$82,369
Two years	82,369
Three years	82,369
Four years	82,369
Five years	82,369
Beyond five years	185,330
Total undiscounted cash flows	$597,175
Total financing lease liabilities	501,768
Difference between undiscounted cash flows and discounted cash flows	95,407